SHARE-BASED PAYMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Issuance expense related to agent warrants
Consultants share option expense				16,152
Consultants share-based payment expense	66	483	3,074
Total	$ 66	¥ 483	¥ 3,074	¥ 16,152